Provisions - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions
Provisions	$ 6,730	$ 7,202	$ 6,580	$ 5,988
Provision for pensions and other employment defined benefit obligations
Provisions
Provisions	3,860	3,972	4,004	2,863
Provision for taxes and other legal contingencies
Provisions
Provisions	1,072	1,306	1,005	1,220
Provisions for off-balance sheet risk
Provisions
Provisions	1,032	874	952	1,359
Other provisions member
Provisions
Provisions	$ 766	$ 1,050	$ 619	$ 546